United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—3.7%
		Basic Industry - Chemicals—0.2%
$1,250,000	[1]	Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	$1,640,690
		Basic Industry - Metals & Mining—0.1%
400,000		Alcoa, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	436,782
200,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	225,250
200,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	233,500
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	184,566
120,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	137,552
		TOTAL	1,217,650
		Basic Industry - Paper—0.0%
250,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
157,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	177,606
		TOTAL	177,606
		Capital Goods - Diversified Manufacturing—0.1%
200,000		Harsco Corp., 5.750%, 05/15/2018	216,500
400,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.500%, 01/13/2017	421,318
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	209,842
		TOTAL	847,660
		Capital Goods - Packaging—0.0%
200,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/01/2023	216,177
		Communications - Cable & Satellite—0.2%
600,000		Comcast Corp., Company Guarantee, 5.700%, 05/15/2018	686,602
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.450%, 04/01/2024	537,587
500,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.150%, 03/15/2042	540,888
200,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	200,098
		TOTAL	1,965,175
		Communications - Media & Entertainment—0.1%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	206,562
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 02/15/2023	302,636
300,000		News America, Inc., Sr. Unsecd. Note, 3.000%, 09/15/2022	297,183
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	309,041
250,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	303,424
200,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	210,940
		TOTAL	1,629,786
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	270,770
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	226,633
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	1,032,850
		TOTAL	1,530,253
		Consumer Cyclical - Automotive—0.1%
200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 01/11/2018	201,668
400,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	420,745
175,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	180,681

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$500,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	$521,805
		TOTAL	1,324,899
		Consumer Cyclical - Leisure—0.0%
400,000		Carnival Corp., Sr. Unsecd. Note, 3.950%, 10/15/2020	422,717
		Consumer Cyclical - Retailers—0.1%
300,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	318,965
300,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.000%, 12/05/2023	317,003
		TOTAL	635,968
		Consumer Non-Cyclical - Food/Beverage—0.1%
100,000		ConAgra Foods, Inc., 6.625%, 08/15/2039	127,058
145,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	143,176
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	303,183
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	421,393
300,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	324,701
		TOTAL	1,319,511
		Consumer Non-Cyclical - Products—0.0%
400,000		Hasbro, Inc., Sr. Unsecd. Note, 5.100%, 05/15/2044	427,409
		Consumer Non-Cyclical - Tobacco—0.1%
250,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	260,588
400,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	507,321
		TOTAL	767,909
		Energy - Independent—0.1%
400,000		Petroleos Mexicanos, 6.500%, 06/02/2041	490,000
200,000		Petroleos Mexicanos, Company Guarantee, 5.500%, 01/21/2021	226,000
		TOTAL	716,000
		Energy - Integrated—0.1%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	210,229
300,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	318,049
400,000		Petrobras International Finance Co., Sr. Unsecd. Note, 3.500%, 02/06/2017	410,416
		TOTAL	938,694
		Energy - Midstream—0.1%
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	324,287
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	261,252
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	224,051
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	234,657
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	101,160
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	319,677
		TOTAL	1,465,084
		Energy - Oil Field Services—0.1%
400,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	447,850
400,000		Weatherford International Ltd., 5.125%, 9/15/2020	445,675
		TOTAL	893,525
		Energy - Refining—0.1%
400,000		Valero Energy Corp., 7.500%, 04/15/2032	533,314
400,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	505,176
		TOTAL	1,038,490

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—0.8%
$600,000		Bank of America Corp., Sr. Unsecd. Note, 6.500%, 08/01/2016	$659,746
300,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.300%, 01/11/2023	297,867
400,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	401,286
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	750,875
700,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 01/14/2022	766,057
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	348,516
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	370,678
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	214,603
800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 01/16/2018	803,313
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.250%, 10/15/2020	1,299,349
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 5.500%, 07/24/2020	1,255,799
200,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/28/2017	226,539
600,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	645,728
848,961	[1,5]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	518,673
285,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	288,101
400,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 09/26/2018	411,088
		TOTAL	9,258,218
		Financial Institution - Brokerage—0.0%
400,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	434,177
		Financial Institution - Finance Companies—0.2%
900,000		General Electric Capital Corp., 5.625%, 05/01/2018	1,024,818
400,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	402,392
500,000		Susa Partnership LP, Sr. Unsecd. Note, 8.200%, 6/01/2017	581,579
		TOTAL	2,008,789
		Financial Institution - Insurance - Life—0.3%
400,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	412,350
400,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	425,986
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	322,676
300,000	[1,2]	Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	312,163
400,000		MetLife, Inc., Sr. Unsecd. Note, 4.750%, 02/08/2021	451,656
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	260,485
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.100%, 06/15/2017	225,496
80,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	101,577
500,000	[1]	Union Central Life Ins Co., Note, Series 144A, 8.200%, 11/01/2026	674,111
		TOTAL	3,186,500
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	350,861
400,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	417,021
		TOTAL	767,882
		Financial Institution - REIT - Healthcare—0.0%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	323,729
		Financial Institution - REIT - Office—0.0%
400,000		Boston Properties LP, Sr. Unsecd. Note, 3.800%, 02/01/2024	411,294
		Financial Institution - REIT - Other—0.1%
400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 03/15/2020	477,422
335,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	350,644
		TOTAL	828,066

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—0.1%
$400,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	$407,844
100,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	105,850
300,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	300,034
		TOTAL	813,728
		Transportation - Railroads—0.1%
200,000		Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	200,717
400,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 5.750%, 03/15/2018	455,751
		TOTAL	656,468
		Transportation - Services—0.1%
400,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 03/15/2042	472,604
500,000		Ryder System, Inc., Sr. Unsecd. Note, 2.550%, 06/01/2019	505,416
		TOTAL	978,020
		Utility - Electric—0.2%
400,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	475,089
400,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	422,100
300,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	313,778
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	204,083
400,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	410,812
300,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	323,553
300,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	317,199
		TOTAL	2,466,614
		TOTAL CORPORATE BONDS (IDENTIFIED COST $39,960,189)	41,308,688
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
		Agency Commercial Mortgage-Backed Security—0.2%
2,000,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045 (IDENTIFIED COST $2,008,306)	1,994,015
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Commercial Mortgage—2.6%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	1,593,880
2,500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	2,624,741
3,900,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	4,173,453
1,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	1,091,980
2,000,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, 4.063%, 12/10/2044	2,118,751
2,100,000		Commercial Mortgage Trust 2013-LC6 AM, 3.282%, 1/10/2046	2,097,720
4,000,000		Commercial Mortgage Trust 2013-LC6 B, 3.739%, 1/10/2046	3,986,771
2,000,000		Commercial Mortgage Trust 2014-LC15 A2, 2.840%, 4/10/2047	2,059,637
2,500,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	2,659,453
2,000,000		JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/2045	2,069,960
900,000		Morgan Stanley BAML Trust 2014-C15 A2, 2.979%, 4/15/2047	929,483
1,000,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	1,041,203
2,250,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	2,264,270
1,000,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	1,074,528
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,445,131)	29,785,830
		COMMON STOCKS—7.2%
		Auto Components—0.4%
134,900	[4]	American Axle & Manufacturing Holdings, Inc.	2,441,690

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Auto Components—continued
87,572		Remy International, Inc.	$1,935,341
		TOTAL	4,377,031
		Automobiles—0.0%
166		General Motors Co.	5,777
		Building Products—0.2%
24,836	[4]	Nortek, Inc.	2,069,336
		Chemicals—0.6%
54,000		Axiall Corp.	2,245,320
61,999		Koppers Holdings, Inc.	2,300,783
201,723	[4]	Omnova Solutions, Inc.	1,692,456
		TOTAL	6,238,559
		Communications Equipment—0.1%
42,500	[4]	CommScope Holdings Co., Inc.	1,094,800
		Containers & Packaging—1.1%
106,100	[4]	Berry Plastics Group, Inc.	2,558,071
197,850	[4]	Graphic Packaging Holding Co.	2,530,501
49,350		Greif, Inc., Class A	2,363,372
51,800		Rock-Tenn Co. - Class A	2,546,488
72,296		Sealed Air Corp.	2,609,886
		TOTAL	12,608,318
		Diversified Consumer Services—0.2%
81,830	[4]	ServiceMaster Global Holdings, Inc.	2,008,927
		Diversified Telecommunication Services—0.2%
137,632	[4]	Intelsat S.A.	2,414,065
		Electronic Equipment Instruments & Components—0.2%
34,100		Belden, Inc.	2,491,687
		Food Products—0.1%
46,611		B&G Foods, Inc., Class A	1,407,652
		Health Care Providers & Services—0.5%
46,000	[4]	Community Health Systems, Inc.	2,496,880
161,337	[4]	Radnet, Inc.	1,077,731
39,720	[4]	Tenet Healthcare Corp.	2,430,070
		TOTAL	6,004,681
		Hotels Restaurants & Leisure—0.5%
199,700	[4]	Penn National Gaming, Inc.	2,254,613
108,300	[4]	Pinnacle Entertainment, Inc.	2,706,417
		TOTAL	4,961,030
		Household Durables—0.2%
77,669	[4]	Libbey, Inc.	2,143,664
		Leisure Products—0.2%
109,169	[4]	Performance Sports Group Ltd.	1,877,550
		Media—1.0%
386,604	[4]	Cumulus Media, Inc., Class A	1,774,512
177,102	[4]	Entercom Communication Corp., Class A	1,616,941
4,384	[4]	Radio One, Inc. Non voting - Class D	13,196
118,500		Regal Entertainment Group	2,494,425
87,000	[4]	Time, Inc.	2,042,760

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Media—continued
328,896	[4]	Townsquare Media LLC - Class A	$3,732,970
		TOTAL	11,674,804
		Oil Gas & Consumable Fuels—0.7%
84,400		BreitBurn Energy Partners LP	1,931,072
92,049		CVR Refining, LP	2,210,096
97,600		Denbury Resources, Inc.	1,680,672
65,500		Linne Energy LLC-Units	2,077,660
		TOTAL	7,899,500
		Paper & Forest Products—0.2%
33,371	[4]	Clearwater Paper Corp.	2,309,273
		Semiconductors & Semiconductor Equipment—0.3%
173,300	[4]	Magnachip Semiconductor Corp.	2,136,789
136,000	[4]	Tower Semiconductor Ltd.	1,591,200
		TOTAL	3,727,989
		Technology Hardware Storage & Peripherals—0.2%
37,000		Seagate Technology	2,315,460
		Machinery—0.3%
334,480		Mueller Water Products, Inc.	3,087,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,000,981)	80,717,353
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[3,4,5]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		WARRANTS—0.0%
		Consumer Discretionary—0.0%
150	[4]	General Motors Co. Warrants, Expiration Date, 7/10/2016	3,717
150	[4]	General Motors Co. Warrants, Expiration Date, 7/10/2019	2,511
		TOTAL WARRANTS (IDENTIFIED COST $2,309)	6,228
		PURCHASED PUT OPTION—0.0%
16,700,000		Morgan Stanley EUR PUT/USD CALL (Put-Option) Strike Price: $1.29; Expiration Date:11/26/2014 (IDENTIFIED COST $103,984)	112,238
		EXCHANGE-TRADED FUND—0.3%
34,000		iShares Russell 2000 Value ETF (IDENTIFIED COST $3,399,457)	3,418,700
		INVESTMENT COMPANIES—85.5%[6]
7,796,340		Emerging Markets Fixed Income Core Fund	280,346,150
15,206,292		Federated Mortgage Core Portfolio	150,694,358
1,760,537	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	1,760,537
79,398,742		High Yield Bond Portfolio	529,589,611
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $916,247,343)	962,390,656
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $1,068,171,100)[8]	1,119,734,108
		OTHER ASSETS AND LIABILITIES - NET—0.5%[9]	5,223,867
		TOTAL NET ASSETS—100%	$1,124,957,975

At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Notes 5-Year Short Futures	240	$28,520,625	December 2014	$(75,542)
[4]United States Treasury Notes 10-Year Short Futures	535	$67,292,969	December 2014	$(281,243)
[4]United States Ultra Bond Long Futures	25	$3,887,500	December 2014	$47,648
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(309,137)
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,527,478 and $79,073,844, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	23,600,000 Australian Dollar	2,246,460,400 Japanese Yen	$449,984
9/2/2014	12,000,000 Canadian Dollar	69,091,800 Norwegian Krone	$(111,012)
9/2/2014	23,491,495 Canadian Dollar	$21,435,000	$170,348
9/2/2014	8,200,000 Euro	12,972,728 New Zealand Dollar	$(76,646)
9/2/2014	6,650,000 Pound Sterling	13,142,777 New Zealand Dollar	$46,728
9/2/2014	13,200,000 Pound Sterling	151,398,060 Swedish Krona	$252,427
9/2/2014	32,730,000 Pound Sterling	$54,744,853	$(408,124)
10/24/2014	13,200,000 Pound Sterling	151,831,020 Swedish Krona	$184,261
10/24/2014	12,000,000 Pound Sterling	$19,900,440	$13,110
Contracts Sold:
9/2/2014	23,600,000 Australian Dollar	2,252,950,400 Japanese Yen	$(387,607)
9/2/2014	12,000,000 Canadian Dollar	68,956,080 Norwegian Krone	$89,114
9/2/2014	11,707,336 Canadian Dollar	$10,717,500	$(49,847)
9/2/2014	11,755,704 Canadian Dollar	$10,717,500	$(94,331)
9/2/2014	8,200,000 Euro	12,944,930 New Zealand Dollar	$53,395
9/2/2014	6,650,000 Pound Sterling	13,206,834 New Zealand Dollar	$6,852
9/2/2014	13,200,000 Pound Sterling	151,866,000 Swedish Krona	$(185,476)
9/2/2014	32,730,000 Pound Sterling	$54,637,662	$300,933
10/24/2014	15,093,000 Euro	$19,875,670	$37,938
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$292,047
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $577,306 and $554,669, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
Morgan Stanley EUR CALL/USD PUT	November 2014	$1.34	16,700,000	$(93,565)
(PREMIUMS RECEIVED $103,984)
The average notional amount of written options held by the Fund throughout the period was $9,356. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/ Depreciation on Futures Contracts, Foreign Exchange Contracts and Written Option Contracts is included in “Other Assets and Liabilities—Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $10,344,302, which represented 0.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $7,510,828, which represented 0.7% of total net assets.

Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$830,098	$518,673
Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1/10/1997	$1,250,000	$1,640,690
Union Central Life Ins Co, Note, Series 144A, 8.200%, 11/01/2026	10/31/1996	$497,390	$674,111
3	Issuer in default.
4	Non-income-producing security.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Affiliated holdings.
7	7-day net yield.
8	At August 31, 2014, the cost of investments for federal tax purposes was $1,069,198,082. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $50,536,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $55,566,501 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,030,475.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$—	$40,790,015	$518,673	$41,308,688
Commercial Mortgage-Backed Security	—	1,994,015	—	1,994,015
Collateralized Mortgage Obligations	—	29,785,830	—	29,785,830
Equity Securities:
Common Stock
Domestic	74,396,628	—	—	74,396,628
International	6,320,725	—	—	6,320,725
Preferred Stock
Domestic	—	—	400[1]	400
Warrants	6,228	—	—	6,228
Purchased Put Option	—	112,238	—	112,238
Exchange-Traded Fund	3,418,700	—	—	3,418,700
Investment Companies[2]	962,390,656	—	—	962,390,656
TOTAL SECURITIES	$1,046,532,937	$72,682,098	$519,073	$1,119,734,108
OTHER FINANCIAL INSTRUMENTS[3]	$(309,137)	$198,482	$—	$(110,655)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts, foreign exchange contracts and written options.
The following acronyms are used throughout this portfolio:
ETF—Exchange-Traded Fund
EUR—Euro
MTN—Medium Term Note
USD—U.S. Dollar

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014